Income Tax	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Tax
Income Tax
The components of the provision for income taxes were as follows:

	Year Ended December 31, 2017 $	Year Ended December 31, 2016 $	Year Ended December 31, 2015 $
Current (note 13d)	(3,557)	(962)	(2,646)
Deferred	2,733	(11)	(76)
Income tax expense	(824)	(973)	(2,722)

The Partnership operates in countries that have differing tax laws and rates. Consequently, a consolidated weighted average tax rate will vary from year to year according to the source of earnings or losses by country and the change in applicable tax rates. Reconciliations of the tax charge related to the relevant year at the applicable statutory income tax rates and the actual tax charge related to the relevant year are as follows:

	Year Ended December 31, 2017 $	Year Ended December 31, 2016 $	Year Ended December 31, 2015 $
Net income before income tax expenses	49,735	158,938	220,232
Net income not subject to taxes	(94,106)	(138,542)	(173,298)
Net (loss) income subject to taxes	(44,371)	20,396	46,934
At applicable statutory tax rates
Amount computed using the standard rate of corporate tax	13,874	(3,338)	(12,007)
Adjustments to valuation allowance and uncertain tax positions	324	11,802	5,362
Permanent and currency differences	(12,507)	(9,125)	4,204
Change in tax rates	(2,515)	(312)	(281)
Tax expense related to the year	(824)	(973)	(2,722)

The significant components of the Partnership’s deferred tax assets (liabilities) were as follows:

	Year Ended December 31, 2017 $	Year Ended December 31, 2016 $
Derivative instruments	3,823	4,523
Taxation loss carryforwards and disallowed finance costs	35,326	34,927
Vessels and equipment	3,936	3,554
Capitalized interest	(1,927)	(2,027)
	41,158	40,977
Valuation allowance	(38,594)	(41,064)
Net deferred tax assets (liabilities) included in other assets or accrued liabilities	2,564	(87)

The Partnership had tax losses in the United Kingdom (or UK) of $7.9 million as at December 31, 2017 (December 31, 2016 – $12.7 million) that are available indefinitely for offset against future taxable income in the UK. The Partnership had tax losses and disallowed finance costs in Spain of 110.3 million Euros or approximately $132.5 million (December 31, 2016 – 110.3 million Euros or approximately $116.1 million) and 25.2 million Euros or approximately $30.2 million (December 31, 2016 – 34.6 million Euros or approximately $36.4 million), respectively, at December 31, 2017 that are available indefinitely for offset against future taxable income in Spain. The Partnership also had tax losses in Luxembourg of 91.5 million Euros or approximately $109.9 million as at December 31, 2017 (December 31, 2016 – 93.3 million Euros or approximately $98.1 million) that are available indefinitely for offset against taxable future income in Luxembourg.

The Partnership recognizes interest and penalties related to uncertain tax positions in income tax expense. The tax years 2008 through 2017 currently remain open to examination by the major tax jurisdictions to which the Partnership is subject.